Earnings Per Share - Comparison of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net earnings (loss) from continuing operations									$ 1,711,810	$ 897,825	$ (163,232)
Net earnings from discontinued operations									7,534	4,350	878
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$ 822,599	$ 615,013	$ 798,553	$ (516,821)	$ 193,839	$ 117,743	$ 231,842	$ 358,751	$ 1,719,344	$ 902,175	$ (162,354)
Denominator:
Weighted-average ordinary shares outstanding — basic (shares)									21,551,408	21,482,617	20,698,310
Effect of dilutive securities:
Share-based compensation plans (shares)									208,293	227,878	129,746
Warrants (shares)									58,593	64,571	76,120
Weighted-average ordinary shares outstanding - diluted (shares)									21,818,294	21,775,066	20,904,176
Basic:
Net earnings (loss) from continuing operations (dollars per share)	$ 37.91	$ 28.39	$ 37.06	$ (23.93)	$ 9.15	$ 5.26	$ 10.90	$ 16.49	$ 79.43	$ 41.80	$ (7.89)
Net earnings from discontinued operations (dollars per share)	0.33	0.11	(0.03)	(0.05)	(0.13)	0.22	(0.11)	0.22	0.35	0.20	0.05
Net earnings (loss) per ordinary share (dollars per share)	38.24	28.50	37.03	(23.98)	9.02	5.48	10.79	16.71	79.78	42.00	(7.84)
Diluted:
Net earnings (loss) from continuing operations (dollars per share)	37.47	28.13	36.68	(23.93)	9.02	5.21	10.81	16.35	78.45	41.23	(7.89)
Net earnings from discontinued operations (dollars per share)	0.32	0.11	(0.03)	(0.05)	(0.13)	0.21	(0.11)	0.22	0.35	0.20	0.05
Net earnings (loss) per ordinary share (dollars per share)	$ 37.79	$ 28.24	$ 36.65	$ (23.98)	$ 8.89	$ 5.42	$ 10.70	$ 16.57	$ 78.80	$ 41.43	$ (7.84)